Financial Risks - Schedule of Credit Risk Concentration - Debt Securities and Money Market Investments (Detail) - Debt securities and money market investments [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 91,153	€ 110,262
Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,655	4,331
Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,086	6,155
Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,327	3,532
Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,378	3,072
Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,026	10,785
Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,069	11,588
Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	26,435	35,020
Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,927	5,490
Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29,249	30,289
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	61,073	77,730
Americas [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,025	3,583
Americas [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,375	5,340
Americas [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	751	1,066
Americas [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,688	2,324
Americas [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6,525	8,457
Americas [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	9,028	10,487
Americas [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21,975	29,364
Americas [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3,386	4,704
Americas [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,319	12,406
The Netherlands [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	21,411	23,741
The Netherlands [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	556	649
The Netherlands [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28	44
The Netherlands [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,529	2,437
The Netherlands [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	270	276
The Netherlands [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,440	1,194
The Netherlands [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	212	282
The Netherlands [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,726	2,824
The Netherlands [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	119	392
The Netherlands [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15,531	15,642
United Kingdom [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,812	2,054
United Kingdom [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17	19
United Kingdom [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	146	195
United Kingdom [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	88	97
United Kingdom [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	124	157
United Kingdom [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	58	118
United Kingdom [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	255	332
United Kingdom [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	65	67
United Kingdom [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,060	1,068
Central & Eastern Europe [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	718	636
Central & Eastern Europe [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	102	67
Central & Eastern Europe [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	6
Central & Eastern Europe [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	7	7
Central & Eastern Europe [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	3
Central & Eastern Europe [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	603	553
Spain & Portugal [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	646	683
Spain & Portugal [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Spain & Portugal [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	104	110
Spain & Portugal [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	114	120
Spain & Portugal [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	129	126
Spain & Portugal [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	45	43
Spain & Portugal [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	253	282
Asia [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,319	5,310
Asia [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	57	80
Asia [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	537	576
Asia [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	47	29
Asia [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	331	373
Asia [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	730	800
Asia [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	498	465
Asia [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2,344	2,367
Asia [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	309	280
Asia [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	466	339
Asset management [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	153	87
Asset management [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	137	87
Asset management [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,154	1,399
Past due and impaired [member] | Residential mortgage- backed securities (RMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,022	1,267
Past due and impaired [member] | Commercial mortgage- backed securities (CMBSs) [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10	8
Past due and impaired [member] | Asset backed securities [member] | Collateralized debt obligations 1 [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	7
Past due and impaired [member] | Asset backed securities [member] | Credit risk [member] | Other securities [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	35	36
Past due and impaired [member] | Financial - Banking [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	4
Past due and impaired [member] | Financial - other [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4
Past due and impaired [member] | Industrial [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	62	65
Past due and impaired [member] | Utility [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations		7
Past due and impaired [member] | Government bonds [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 14	€ 4